Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AllianzIM U.S. Equity Buffer10 Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	13.71%	11.95%	21.14%	(7.23%)	13.60%
AllianzIM U.S. Equity Buffer20 Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	9.63%	8.54%	18.03%	0.46%	6.63%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	6.94%	12.48%	17.42%	(5.74%)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	3.18%
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	12.15%